Nature of Business and Organization (Details)													12 Months Ended
	May 26, 2023 USD ($) $ / shares shares	Dec. 21, 2022 USD ($)	Mar. 18, 2022 USD ($) shares	Dec. 29, 2021 USD ($) $ / shares shares	Jun. 14, 2021 USD ($)	Apr. 21, 2021 USD ($)	Mar. 12, 2021 USD ($) $ / shares	Dec. 04, 2020 $ / shares shares	Oct. 30, 2020 $ / shares shares	Oct. 21, 2020 $ / shares shares	Apr. 13, 2018 $ / shares shares	Apr. 13, 2018 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Mar. 14, 2022	May 21, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares
Nature of Business and Organization [Line Items]
Number of shares issued (in Shares) | shares											1,000	1,000
Price per Share | $ / shares											$ 0.001
Ordinary shares par value | $ / shares														$ 27,529,372				$ 0.001
Ordinary shares issued (in Shares) | shares			3,826,000											50,000,000			9,000,000
Price per share (in Dollars per share) | $ / shares														$ 0.001
Public offering units							$ 3,333,335
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.001	$ 0.001
Purchase of warrants							$ 0.75
Price per share (in Dollars per share) | $ / shares							$ 6
Offering expenses payable							$ 18,000,000
Warrant and purchased total of ordinary shares					$ 43,616	$ 214,286
Equity interest percentage				100.00%												100.00%
Equity ownership percentage				100.00%
Aggregate value	$ 21,292,948			$ 23,470,712
Aggregate shares (in Shares) | shares				3,189,000
Earnout payment	8,042,090													$ 5,884,013	$ 8,826,019
Net income														3,000,000	$ 3,000,000
Payments	21,292,948
Total consideration paid	$ 5,208,768												$ 7,078,100
Newly issued ordinary shares (in Shares) | shares	4,569,095												3,826,000
Price per ordinary shares (in Dollars per share) | $ / shares	$ 1.14												$ 1.85
Closing price													$ 1,000,000
Net income	$ 2,000,000
Quoted closing price per share (in Dollars per share) | $ / shares													$ 1.85
Cash		$ 9,550,000
Net sales													$ 1,154,091
Net income													$ 427,171
Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Ordinary shares authorized (in Shares) | shares																	50,000,000
Ordinary shares par value | (per share)																	$ 0.001	$ 0.001	$ 0.01
Price per share (in Dollars per share) | $ / shares													$ 2.12
Share Purchase Agreement [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage				100.00%
Equity ownership percentage		100.00%											100.00%
Payments													$ 10,076,600
Minimum [Member]
Nature of Business and Organization [Line Items]
Ordinary shares issued (in Shares) | shares																	9,000,000
Minimum [Member] | Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Ordinary shares authorized (in Shares) | shares																		38,000,000	38,000,000
Ordinary shares issued (in Shares) | shares																		1,000	1,000
Maximum [Member]
Nature of Business and Organization [Line Items]
Ordinary shares issued (in Shares) | shares																	9,250,000
Maximum [Member] | Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Ordinary shares authorized (in Shares) | shares																		50,000,000	50,000,000
Ordinary shares issued (in Shares) | shares																		9,250,000	9,250,000
IPO [Member]
Nature of Business and Organization [Line Items]
Number of shares issued (in Shares) | shares										3,000,000
Price per share (in Dollars per share) | $ / shares										$ 4
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.001
Over-Allotment Option [Member]
Nature of Business and Organization [Line Items]
Price per share (in Dollars per share) | $ / shares								$ 4	$ 4
Purchase of ordinary shares (in Shares) | shares								4,040	350,000
MingZhu BVI [Member]
Nature of Business and Organization [Line Items]
Price per Share | $ / shares												$ 0.01
Ownership interest											100.00%	100.00%
MingZhu to MingZhu HK [Member]
Nature of Business and Organization [Line Items]
Ownership interest											100.00%	100.00%
MingZhu Cayman [Member]
Nature of Business and Organization [Line Items]
Ownership interest											100.00%	100.00%
Alliance BVI [Member]
Nature of Business and Organization [Line Items]
Ownership interest	100.00%
Board of Directors [Member]
Nature of Business and Organization [Line Items]
Ordinary shares par value | $ / shares																			$ 0.01
Yinhua [Member]
Nature of Business and Organization [Line Items]
Ordinary shares issued (in Shares) | shares			3,826,000
Equity ownership percentage			100.00%
Earnout payment														1,998,500
Net income														$ 1,300,000
Paid to sellers			$ 1,000,000
Feipeng BVI [Member]
Nature of Business and Organization [Line Items]
Equity ownership percentage		100.00%
Closing price		$ 9,550,000
Net income		2,400,000
Acquired amount		14,540,436
Number of shares value		$ 4,990,436
Feipeng BVI [Member] | Share Purchase Agreement [Member]
Nature of Business and Organization [Line Items]
Equity ownership percentage		100.00%
Closing price		$ 9,550,000
Net income		2,400,000
Acquired amount		14,540,436
Number of shares value		$ 4,990,436
Zhejiang Cheyi Network Technology Co Ltd [Member]
Nature of Business and Organization [Line Items]
Equity ownership percentage				100.00%
Cheyi BVI [Member]
Nature of Business and Organization [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 2.12
Aggregate value				$ 6,760,680
Earnout payment				$ 2,000,000